SIGNIFICANT ACCOUNTING POLICIES (Schedule of Calculation of Numerator and Denominator in Basic and Diluted Net Loss Per Share) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Numerator for basic and diluted net loss per share -
Net loss from continuing operations	$ (701)		$ (9,577)		$ (20,922)
From discontinued operations	(795)		(8,320)		(2,270)
Net loss available to holders of Ordinary shares	$ (1,496)		$ (17,897)		$ (23,192)
Denominator for basic net loss per share -
Weighted average number of shares	42,444		41,961		41,410
Add-employee stock options and convertible subordinated notes		[1]		[1]		[1]
Denominator for diluted net loss per share -
Adjusted weighted average shares assuming exercise of options	42,444		41,961		41,410

[1]	Anti-dilutive.